Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
OneMain Holdings Inc [Member]
Segment Information

16. Segment Information

Our segments coincide with how our businesses are managed. At September 30, 2016, our three segments included:

•	Consumer and Insurance — We originate and service personal loans (secured and unsecured) through two business divisions: branch operations and centralized operations. We also offer credit insurance (life insurance, disability insurance, and involuntary unemployment insurance), non-credit insurance, and ancillary products, such as warranty protection. As a result of the OneMain Acquisition, our combined branch operations primarily conduct business in 44 states. Our centralized operations underwrite and process certain loan applications that we receive from our branch operations or through an internet portal. If the applicant is located near an existing branch (“in footprint”), our centralized operations make the credit decision regarding the application and then request, but do not require, the customer to visit a nearby branch for closing, funding and servicing. If the applicant is not located near a branch (“out of footprint”), our centralized operations originate the loan.

•	Acquisitions and Servicing — We service the SpringCastle Portfolio that was acquired through a joint venture in which we previously owned a 47% equity interest. On March 31, 2016, the SpringCastle Portfolio was sold in connection with the sale of our equity interest in the SpringCastle Joint Venture. These loans consist of unsecured loans and loans secured by subordinate residential real estate mortgages and include both closed-end accounts and open-end lines of credit. These loans are in a liquidating status and vary in substance and form from our originated loans. Unless we are terminated, we will continue to provide the servicing for these loans pursuant to a servicing agreement, which we service as unsecured loans because the liens are subordinated to superior ranking security interests.

•	Real Estate — We service and hold real estate loans secured by first or second mortgages on residential real estate. Real estate loans previously originated through our branch offices or previously acquired or originated through centralized distribution channels are serviced by: (i) MorEquity and subserviced by Nationstar; (ii) Select Portfolio Servicing, Inc.; or (iii) our centralized operations. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. Prior to the OneMain Acquisition, this segment also included proceeds from the sale of our real estate loans in 2014. We used these proceeds to acquire OneMain.

The remaining components (which we refer to as “Other”) consist of our other non-originating legacy operations, which are isolated by geographic market and/or distribution channel from our three segments. These operations include: (i) Springleaf legacy operations in 14 states where we also ceased branch-based personal lending; (ii) Springleaf liquidating retail sales finance portfolio (including retail sales finance accounts from its legacy auto finance operation); (iii) Springleaf lending operations in Puerto Rico and the U.S. Virgin Islands; and (iv) the operations of Springleaf United Kingdom subsidiary, prior to its liquidation on August 16, 2016.

On November 15, 2015, we completed our acquisition of OneMain, and their results are included in our consolidated results for the three and nine months ended September 30, 2016. We include OneMain’s operations within the Consumer and Insurance segment.

The accounting policies of the segments are the same as those disclosed in Note 3 to the consolidated financial statements of our 2015 Annual Report on Form 10-K, except as described below.

Due to the nature of the Fortress and OneMain acquisitions, we applied purchase accounting. However, we report the operating results of Consumer and Insurance, Acquisitions and Servicing, Real Estate, and Other using a “Segment Accounting Basis,” which (i) reflects our allocation methodologies for certain costs, primarily interest expense, loan loss reserves and acquisition costs to reflect the manner in which we assess our business results and (ii) excludes the impact of applying purchase accounting (eliminates premiums/discounts on our finance receivables at acquisition, as well as the amortization/accretion in future periods). These allocations and adjustments currently have a material effect on our reported segment basis income as compared to GAAP. We believe a Segment Accounting Basis (a basis other than GAAP) provides investors a consistent basis on which management evaluates segment performance.

We allocate revenues and expenses (on a Segment Accounting Basis) to each segment using the following methodologies:

Interest income	Directly correlated with a specific segment.
Interest expense	Acquisitions and Servicing - This segment includes interest expense specifically identified to the SpringCastle Portfolio.
Consumer and Insurance, Real Estate and Other - The Company has securitization debt and unsecured debt. The Company first allocates interest expense to its segments based on actual expense for securitizations and secured term debt and using a weighted average for unsecured debt allocated to the segments. Average unsecured debt allocations for the periods presented are as follows:
Subsequent to the OneMain Acquisition
Total average unsecured debt is allocated as follows:
● Consumer and Insurance - receives remainder of unallocated average debt; and
● Real Estate and Other - at 100% of asset base. (Asset base represents the average net finance receivables including finance receivables held for sale.)
The net effect of the change in debt allocation and asset base methodologies for the three months ended September 30, 2015, had it been in place as of the beginning of the year, would be an increase in interest expense of $59 million for Consumer and Insurance and a decrease in interest expense of $44 million and $15 million for Real Estate and Other, respectively.
The net effect of the change in debt allocation and asset base methodologies for the nine months ended September 30, 2015, had it been in place as of the beginning of the year, would be an increase in interest expense of $179 million for Consumer and Insurance and a decrease in interest expense of $134 million and $45 million for Real Estate and Other, respectively.
For the period third quarter 2014 to the OneMain Acquisition
Total average unsecured debt was allocated to Consumer and Insurance, Real Estate and Other, such that the total debt allocated across each segment equaled 83%, up to 100% and 100% of each of its respective asset base. Any excess was allocated to Consumer and Insurance.
Average unsecured debt was allocated after average securitized debt to achieve the calculated average segment debt.
Asset base represented the following:
● Consumer and Insurance - average net finance receivables, including average net finance receivables held for sale;
● Real Estate - average net finance receivables, including average net finance receivables held for sale, cash and cash equivalents, investments including proceeds from Real Estate sales; and
● Other - average net finance receivables other than the periods listed below:
● May 2015 to the OneMain Acquisition - average net finance receivables and cash and cash equivalents, less proceeds from equity issuance in 2015, operating cash reserve and cash included in other segments.
● February 2015 to April 2015 - average net finance receivables and cash and cash equivalents, less operating cash reserve and cash included in other segments.
Provision for finance receivable losses	Directly correlated with a specific segment, except for allocations to Other, which are based on the remaining delinquent accounts as a percentage of total delinquent accounts.
Other revenues	Directly correlated with a specific segment, except for: (i) net gain (loss) on repurchases and repayments of debt, which is allocated to the segments based on the interest expense allocation of debt and (ii) gains and losses on foreign currency exchange, which are allocated to the segments based on the interest expense allocation of debt.
Acquisition-related transaction and integration expenses	Consists of: (i) acquisition-related transaction and integration costs related to the OneMain Acquisition, including legal and other professional fees, which we primarily report in Other, as these are costs related to acquiring the business as opposed to operating the business; (ii) software termination costs, which are allocated to Consumer and Insurance; and (iii) incentive compensation incurred above and beyond expected cost from acquiring and retaining talent in relation to the OneMain Acquisition, which are allocated to each of the segments based on services provided.
Other expenses	Salaries and benefits - Directly correlated with a specific segment. Other salaries and benefits not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Other operating expenses - Directly correlated with a specific segment. Other operating expenses not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Insurance policy benefits and claims - Directly correlated with a specific segment.

The “Segment to GAAP Adjustment” column in the following tables primarily consists of:

•	Interest income - reverses the impact of premiums/discounts on non-impaired purchased finance receivables and the interest income recognition under guidance in Accounting Standards Codification (“ASC”) 310-20, Nonrefundable Fees and Other Costs, and reestablishes interest income recognition on a historical cost basis;

•	Interest expense - reverses the impact of premiums/discounts on acquired long-term debt and reestablishes interest expense recognition on a historical cost basis;

•	Provision for finance receivable losses - reverses the impact of providing an allowance for finance receivable losses upon acquisition and reestablishes the allowance on a historical cost basis and reverses the impact of recognition of net charge-offs on purchased credit impaired finance receivables and reestablishes the net charge-offs on a historical cost basis;

•	Other revenues - reestablishes the historical cost basis of mark-to-market adjustments on finance receivables held for sale and on realized gains/losses associated with our investment portfolio;

•	Acquisition-related transaction and integration expenses - reestablishes the amortization of purchased software assets on a historical cost basis; and

•	Other expenses - reestablishes expenses on a historical cost basis by reversing the impact of amortization from acquired intangible assets and including amortization of other historical deferred costs.

The following tables present information about the Company’s segments, as well as reconciliations to the condensed consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

Three Months Ended September 30, 2016
Interest income	$827	$—	$10	$1	$—	$(68)	$770
Interest expense	191	—	8	1	—	15	215
Provision for finance receivable losses	224	—	1	—	—	38	263
Net interest income after provision for finance receivable losses	412	—	1	—	—	(121)	292
Other revenues	151	12	(12)	(5)	—	12	158
Acquisition-related transaction and integration expenses	17	—	1	4	—	(1)	21
Other expenses	367	10	8	1	—	10	396
Income (loss) before provision for (benefit from) income taxes	$179	$2	$(20)	$(10)	$—	$(118)	$33

Three Months Ended September 30, 2015
Interest income	$293	$113	$17	$1	$—	$3	$427
Interest expense	43	22	58	16	—	32	171
Provision for finance receivable losses	62	15	(4)	—	—	6	79
Net interest income (loss) after provision for finance receivable losses	188	76	(37)	(15)	—	(35)	177
Other revenues	55	13	(2)	—	(13)	(6)	47
Acquisition-related transaction and integration expenses	—	—	—	14	—	—	14
Other expenses	166	27	8	1	(13)	1	190
Income (loss) before provision for (benefit from) income taxes	77	62	(47)	(30)	—	(42)	20
Income before provision for income taxes attributable to non-controlling interests	—	32	—	—	—	—	32
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$77	$30	$(47)	$(30)	$—	$(42)	$(12)

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Nine Months Ended September 30, 2016
Interest income	$2,507	$102	$40	$3	$—	$(310)	$2,342
Interest expense	551	20	35	2	—	47	655
Provision for finance receivable losses	669	14	5	—	—	(14)	674
Net interest income after provision for finance receivable losses	1,287	68	—	1	—	(343)	1,013
Net gain on sale of SpringCastle interests	—	167	—	—	—	—	167
Other revenues	467	36	(30)	(5)	(11)	2	459
Acquisition-related transaction and integration expenses	62	1	1	19	—	(8)	75
Other expenses	1,140	47	21	—	(11)	40	1,237
Income (loss) before provision for (benefit from) income taxes	552	223	(52)	(23)	—	(373)	327
Income before provision for income taxes attributable to non-controlling interests	—	28	—	—	—	—	28
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$552	$195	$(52)	$(23)	$—	$(373)	$299

Assets	$15,728	$5	$371	$242	$—	$2,007	$18,353

At or for the Nine Months Ended September 30, 2015
Interest income	$818	$355	$52		$6	$—	$9	$1,240
Interest expense	119	67	177	48		(5)	94	500
Provision for finance receivable losses	172	53	(7)	1	—	14		233
Net interest income (loss) after provision for finance receivable losses	527	235	(118)		(43)	5	(99)	507
Other revenues	162	45	4	—		(45)	(12)	154
Acquisition-related transaction and integration expenses	—	—	—	29	—	—		29
Other expenses	471	82	24	16		(40)	3	556
Income (loss) before provision for (benefit from) income taxes	218	198	(138)		(88)	—	(114)	76
Income before provision for income taxes attributable to non-controlling interests	—	98	—	—	—	—		98
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$218	$100	$(138)		$(88)	$—	$(114)	$(22)

Assets *	$5,503	$1,880	$3,551		$2,255	$—	$(24)	$13,165

*	In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $240 million at September 30, 2015.

23. Segment Information

Our segments coincide with how our businesses are managed. At December 31, 2015, our three segments include:

•	Consumer and Insurance;

•	Acquisitions and Servicing; and

•	Real Estate.

On November 15, 2015, we completed our acquisition of OneMain and their results are included in our consolidated results from November 1, 2015, pursuant to our contractual agreements with Citigroup. We include OneMain’s operations within the Consumer and Insurance segment.

Management considers Consumer and Insurance, and Acquisitions and Servicing as our “Core Consumer Operations” and Real Estate as our “Non-Core Portfolio.”

Our segments are managed as follows:

Core Consumer Operations

•	Consumer and Insurance — We originate and service personal loans (secured and unsecured) through two business divisions: branch operations and centralized operations and offer credit insurance (life insurance, disability insurance, and involuntary unemployment insurance), non-credit insurance, and ancillary products, such as warranty protection. As a result of the OneMain Acquisition, our combined branch operations primarily conduct business in 43 states, which are our core operating states. Our centralized operations underwrite and process certain loan applications that we receive from our branch operations or through an internet portal. If the applicant is located near an existing branch (“in footprint”), our centralized operations make the credit decision regarding the application and then request, but do not require, the customer to visit a nearby branch for closing, funding and servicing. If the applicant is not located near a branch (“out of footprint”), our centralized operations originate the loan.

•	Acquisitions and Servicing — We service the SpringCastle Portfolio that we acquired through a joint venture in which we own a 47% equity interest. The SpringCastle Portfolio consists of unsecured loans and loans secured by subordinate residential real estate mortgages (which we service as unsecured loans due to the fact that the liens are subordinated to superior ranking security interests) and includes both closed-end accounts and open-end lines of credit. These loans vary in form and substance from our typical branch serviced loans and are in a liquidating status.

Non-Core Portfolio

•	Real Estate — We service and hold real estate loans secured by first or second mortgages on residential real estate. Real estate loans previously originated through our branch offices or previously acquired or originated through centralized distribution channels are serviced by: (i) MorEquity and subserviced by Nationstar; (ii) Select Portfolio Servicing, Inc.; or (iii) our centralized operations. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. Prior to the OneMain Acquisition, this segment also included proceeds from the sale of our real estate loans in 2014. We used these proceeds to acquire OneMain.

The remaining components (which we refer to as “Other”) consist of our other non-core, non-originating legacy operations, which are isolated by geographic market and/or distribution channel from our Core Consumer Operations and our Non-Core Portfolio. These operations include: (i) Springleaf legacy operations in 14 states where we had also ceased branch-based personal lending; (ii) Springleaf liquidating retail sales finance portfolio (including retail sales finance accounts from its legacy auto finance operation); (iii) Springleaf lending operations in Puerto Rico and the U.S. Virgin Islands; and (iv) the operations of Springleaf United Kingdom subsidiary.

We evaluate the performance of the segments based on pretax operating earnings. The accounting policies of the segments are the same as those disclosed in Note 3, except as described below.

Due to the nature of the OneMain Acquisition, we have applied purchase accounting. However, we report the operating results of our Core Consumer Operations, Non-Core Portfolio, and Other using “Segment Accounting Basis” (referred to as “historical accounting basis” in previous SEC filings), which (i) reflects our allocation methodologies for certain costs, primarily interest expense, loan loss reserves and acquisition costs to reflect the manner in which we assess our business results and (ii) excludes the impact of applying purchase accounting. These allocations and adjustments have a material effect on our reported segment basis income as compared to GAAP. We believe a Segment Accounting Basis (a basis other than U.S. GAAP) provides investors the basis for which management evaluates segment performance.

We allocate revenues and expenses (on a Segment Accounting Basis) to each segment using the following methodologies:

Interest income	Directly correlated with a specific segment.
Interest expense	Acquisition and Servicing - includes interest expense specifically identified to our SpringCastle portfolio
Consumer and Insurance, Real Estate and Other - The Company has securitization debt, secured term loan and unsecured debt. The Company first allocates interest expense to its segments based on actual expense for securitizations and secured term debt and using a weighted average for unsecured debt allocated to the segments. Average unsecured debt allocations for the periods presented are as follows:
Subsequent to the OneMain Acquisition
Total average unsecured debt is allocated as follows:
● Consumer and Insurance - receives remainder of unallocated average debt; and
● Real Estate and Other - at 100% of asset base. (Asset base represents the average net finance receivables including finance receivables held for sale.)
The net effect of the change in debt allocation and asset base methodologies for 2015 had it been in place as of the beginning of the year would be an increase in interest expense of $208 million for Consumer and Insurance and a decrease in interest expense of $157 million and $51 million for Real Estate and Other, respectively.
For the period third quarter 2014 to the OneMain Acquisition
Total average unsecured debt is allocated to Consumer and Insurance, Real Estate and Other, such that the total debt allocated across each segment equals 83%, up to 100% and 100% of each respective asset base. Any excess is allocated to Consumer and Insurance.
Average unsecured debt is allocated after average securitized debt to achieve the calculated average segment debt.
Asset base represents the following:
● Consumer and Insurance - average net finance receivables including average net finance receivables held for sale;
● Real Estate - average net finance receivables including average net finance receivables held for sale, cash and cash equivalents, investments including proceeds from Real Estate sales; and
● Other - average net finance receivables other than the periods listed below:
● May 2015 to the OneMain Acquisition - average net finance receivables and cash and cash equivalents less proceeds from equity issuance in 2015, operating cash reserve and cash included in other segments.
● February 2015 to April 2015 - average net finance receivables and cash and cash equivalents less operating cash reserve and cash included in other segments.
Prior to third quarter 2014
The ratio of each segment average net finance receivables to total average net finance receivables is calculated. This ratio is applied to average total debt to calculate the average segment debt. Average unsecured debt is allocated after average securitized debt and secured term loan to achieve the calculated average segment debt.
Provision for finance receivable losses	Directly correlated with a specific segment, except for allocations to Other, which are based on the remaining delinquent accounts as a percentage of total delinquent accounts.
Other revenues	Directly correlated with a specific segment, except for: (i) net gain (loss) on repurchases and repayments of debt, which is allocated to the segments based on the interest expense allocation of debt and (ii) gains and losses on foreign currency exchange, which is allocated to the segments based on the interest expense allocation of debt.

Salaries and benefits	Directly correlated with a specific segment. Other salaries and benefits not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Acquisition-related transaction and integration expenses	Consists of: (i) acquisition-related transaction and integration costs related to the OneMain Acquisition, including legal and other professional fees, which we report in Other, as these are costs related to acquiring the business as opposed to operating the business; (ii) software termination costs, which are allocated to Consumer and Insurance; and (iii) incentive compensation incurred above and beyond expected cost from acquiring and retaining talent in relation to the OneMain Acquisition, which are allocated to each of the segments based on services provided.
Other operating expenses	Directly correlated with a specific segment. Other operating expenses not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Insurance policy benefits and claims	Directly correlated with a specific segment.

The “Segment to GAAP Adjustment” column in the following tables primarily consists of:

•	interest income - the net purchase accounting impact of the amortization (accretion) of the net premium (discount) assigned to finance receivables and the impact of identifying purchased credit impaired finance receivables as compared to the historical values of finance receivables;

•	interest expense - primarily includes the accretion of the net discount applied to our long term debt as part of purchase accounting;

•	provision for finance receivable losses - the adjustment to reflect the difference between our allowance adjustment calculated under our Segment Accounting Basis and our GAAP basis. In addition, in 2015, the Company reversed loan loss provision of $364 million recorded related to OneMain’s acquired finance receivables balance, as we do not believe the initial recording of the provision is indicative of the run rate of the business;

•	other revenues - the impact of carrying value differences between Segment Accounting Basis and purchase accounting basis when measuring mark to market for loans held for sale and realized gains/losses associated with our investment portfolio; and

•	other expenses - the net impact of amortization associated with identified intangibles as part of purchase accounting and deferred costs impacted by purchase accounting.

The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,482	$470	$68	$8	$—	$(97)	$1,931
Interest expense	242	87	212	56	(5)	123	715
Provision for finance receivable losses	351	90	(2)	1	—	319	759
Net interest income (loss) after provision for finance receivable losses	889	293	(142)	(49)	5	(539)	457
Other revenues	276	58	3	—	(57)	(19)	261
Acquisition-related transaction and integration expenses	16	1	1	47	—	(3)	62
Other expenses	804	111	33	15	(52)	14	925
Income (loss) before provision for (benefit from) income taxes	345	239	(173)	(111)	—	(569)	(269)
Income before provision for income taxes attributable to non-controlling interests	—	120	—	—	—	—	120
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$345	$119	$(173)	$(111)	$—	$(569)	$(389)

Assets *	$16,050	$1,663	$711	$362	$—	$2,270	$21,056

*	Includes $11.2 billion of OneMain assets, which are reported in Consumer and Insurance.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2014
Interest income	$916	$550	$406	$17	$—	$93	$1,982
Interest expense	164	82	353	8	(5)	132	734
Provision for finance receivable losses	202	152	128	7	—	(15)	474
Net interest income (loss) after provision for finance receivable losses	550	316	(75)	2	5	(24)	774
Other revenues	215	36	154	1	(71)	497	832
Other expenses	537	123	93	11	(66)	3	701
Income (loss) before provision for (benefit from) income taxes	228	229	(14)	(8)	—	470	905
Income before provision for income taxes attributable to non-controlling interests	—	103	—	—	—	—	103
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$228	$126	$(14)	$(8)	$—	$470	$802

Assets *	$4,165	$2,434	$4,116	$441	$(363)	$19	$10,812

At or for the Year Ended December 31, 2013
Interest income	$722	$489	$698	$45	$—	$200	$2,154
Interest expense	149	72	546	15	—	138	920
Provision for finance receivable losses	117	133	255	—	—	22	527
Net interest income after provision for finance receivable losses	456	284	(103)	30	—	40	707
Other revenues	197	36	7	(2)	(31)	(54)	153
Other expenses	452	97	83	178	(31)	3	782
Income (loss) before provision for (benefit from) income taxes	201	223	(179)	(150)	—	(17)	78
Income before provision for income taxes attributable to non-controlling interests	—	113	—	—	—	—	113
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$201	$110	$(179)	$(150)	$—	$(17)	$(35)

Assets *	$3,938	$2,702	$8,623	$520	$—	$(607)	$15,176

*	Assets reflect the following:

•	As a result of our early adoption of ASU 2015-03, we reclassified debt issuance costs of $29 million and $55 million as of December 31, 2014 and 2013, respectively, from other assets to long-term debt.

•	In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $217 million and $172 million at December 31, 2014 and 2013, respectively.

•	See Note 3 for further information on the correction of the total asset segment disclosure error.